Condensed Consolidated Statement of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit Prior to Exploration Stage [Member]	Accumulated Deficit During Exploration Stage [Member]	Total
Balance, Amount at Dec. 31, 2011	$ 89,120	$ 47,765,350	$ (20,009,496)	$ (19,016,551)	$ 8,828,423
Balance, Shares (in Shares) at Dec. 31, 2011	89,119,405
Shares issued for directors fees and other services	$ 103	150,956			151,059
Shares issued for directors fees and other services (in Shares)	103,580
Net Loss				(9,732,399)	(9,732,399)
Balance, Amount at Dec. 31, 2012	$ 90,619	52,634,064	(20,009,496)	(28,748,950)	3,966,237
Balance, Shares (in Shares) at Dec. 31, 2012	90,619,444
Shares issued for directors fees and other services	$ 270	316,205			316,475
Shares issued for directors fees and other services (in Shares)	269,812
Net Loss				(13,063,526)	(13,063,526)
Balance, Amount at Dec. 31, 2013	$ 94,646	63,213,893	(20,009,496)	(41,812,476)	1,486,567
Balance, Shares (in Shares) at Dec. 31, 2013	94,646,013
Shares issued for directors fees and other services	$ 409	326,860			327,269
Shares issued for directors fees and other services (in Shares)	408,539
Net Loss				(10,316,317)	(10,316,317)
Balance, Amount at Dec. 31, 2014	$ 95,055	64,526,469	(20,009,496)	(52,128,793)	(7,516,765)
Balance, Shares (in Shares) at Dec. 31, 2014	95,054,552
Shares issued for directors fees and other services	$ 145	117,728			117,873
Shares issued for directors fees and other services (in Shares)	145,495
Stock-based compensation expense for consultants and directors	$ 250	99,688			99,938
Stock-based compensation expense for consultants and directors (in Shares)	250,000
Net Loss				(4,194,465)	(4,194,465)
Balance, Amount at Mar. 31, 2015	$ 95,450	$ 64,743,885	$ (20,009,496)	$ (56,323,258)	$ (11,493,419)
Balance, Shares (in Shares) at Mar. 31, 2015	95,450,047